Inventories - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Cost of inventories relating to continuing operations recognised as expense	£ 171	£ 219
Inventory provisions charged in income statement	22	41
Inventories pledged as security	0
Impairment charges against the inventory returns asset	£ 0	£ 0